UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check here if Amendment [   ]; Amendment Number:
         This Amendment (Check only one.):[  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc.
Address:          520 Madison Avenue
                  New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray               New York, New York                    August 14, 2002
-----------               ------------------                   ---------------
[Signature]               [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                                     -----
Form 13F Information Table Entry Total:                                29
                                                                     -----
Form 13F Information Table Value Total:                             $128,545
                                                                   ---------
                                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                  Para Advisors Inc.
                                                     Form 13F
                                            Quarter ended June 30, 2002

-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- -----------------------
                           Title of                 Value     Shares/   Sh/   Put/     Investment  Other              Voting
Name of Issuer             Class       CUSIP        (x$1000)  Prn Amt   Prn   Call     Discretion  Managers         Authority

                                                                                                                 Sole  Shared  None

-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- -----------------------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
ANDRX GROUP                COM         034553107         340     1,000  SH    CALL     SOLE                      1,000
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
BARD C R INC               COM         067383109      10,869   192,106  SH             SOLE                    192,106
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
CHUBB CORP                 COM         171232101       2,124    30,000  SH             SOLE                     30,000
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
CLEAR CHANNEL              COM         184502102       1,281    40,000  SH             SOLE                     40,000
COMMUNICATIONS
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
COUNTRYWIDE CR INDS INC    COM         222372104      18,262   378,497  SH             SOLE                    378,497
DEL
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
EL PASO CORP               COM         28336L109       1,546    75,000                 SOLE                     75,000
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
FEDERATED DEPT STORES      COM         31410H101       1,985    50,000  SH             SOLE                     50,000
INC DEL
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
FORD MTR CO CAP TR II      PFD TR CV   345395206       7,285   129,508  SH             SOLE                    129,508
                           6.5%
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
GOLDEN ST BANCORP INC      COM         381197102       8,021   221,282  SH             SOLE                    221,282
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
GOLDMAN SACHS GROUP INC    COM         38141G104       4,401    60,000  SH             SOLE                     60,000
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
HONEYWELL INTL INC         COM         438516106       1,409    40,000  SH             SOLE                     40,000
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
HANCOCK JOHN FINL SVCS     COM         41014S106       3,353    95,246  SH             SOLE                     95,246
INC
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
LOEWS CORP                 COM         540424108       2,425    45,756  SH             SOLE                     45,756
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
METLIFE INC                COM         59156R108       5,149   178,779  SH             SOLE                    178,779
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
METROMEDIA INTL GROUP INC  COM         591695101          65   813,907  SH             SOLE                    813,907
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
OFFICEMAX INC              COM         67622M108       5,241   889,882  SH             SOLE                    889,882
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PG&E CORP                  COM         69331C108       5,165   288,697  SH             SOLE                    288,697
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PHILIP MORRIS COS INC      COM         718154107       4,805   110,000  SH             SOLE                    110,000
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PRUDENTIAL FINL INC        COM         744320102      11,608   347,952  SH             SOLE                    347,952
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
SARA LEE CORP              COM         803111103       3,748   181,575  SH             SOLE                    181,575
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
ST PAUL COS INC            COM         792860108       5,659   145,400  SH             SOLE                    145,400
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
TRIGON HEALTHCARE INC      COM         89618L100       2,377    23,633  SH             SOLE                     23,633
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
TRW INC                    COM         872649108      11,321   198,677  SH             SOLE                    198,677
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
TRW INC                    COM         872649108         365       500  SH    CALL     SOLE                        500
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
UNITED TECHNOLOGIES CORP   COM         913017109       2,377    35,000  SH             SOLE                     35,000
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
UNIVERSAL AMERN FINL CORP  COM         913377107       2,383   355,215  SH             SOLE                    355,215
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
UNOCAL CORP                COM         915289102       4,849   131,269  SH             SOLE                    131,269
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
VION PHARMACEUTICALS INC   COM         927624106         108   276,198  SH             SOLE                    276,198
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
WORLDCOM INC GA NEW        MCI GROUP   98157D304          24   239,372  SH             SOLE                    239,372
                           COM
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
-------------------------- ----------- ------------ --------- --------- ------------------------------------------------------------

REPORT SUMMARY             29 DATA
                           RECORDS                   128,545            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
-------------------------- ----------- ------------ --------- --------- ------------------------------------------------------------

